SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 32 – SUBSEQUENT EVENTS:

a.	On January 15, 2025, the Company granted an employee (i) 20,000 RSUs, vested immediately and (ii) 105,000 share options to purchase common shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035.

b.	On January 29, 2025, the Company announced the pricing of an underwritten public offering of 3,281,250 common shares at a public offering price of $6.40 per share. The Company concurrently announced the pricing of a registered direct offering of 1,406,250 common shares at a purchase price of $6.40 per share. All securities to be sold in the offering are being sold by the Company. The offerings closed on January 29. The total gross proceeds to the company were $30M. The Company intends to use the proceeds for continued development and expansion of existing business, and for working capital purposes. Titan Partners Group, a division of American Capital Partners, is acting as sole bookrunner for the underwritten public offering. The Company paid $2.4 million in cash and issued 60,650 common shares and 229,688 warrants as finders’ fees.

c.	On February 2, 2025, the Company granted the CEO (i) a bonus in the amount of $400, (ii) 500,000 share options to purchase common shares with an exercise price of $6.40 per share, vested immediately and expiring on February 2, 2035, and (iii) 400,000 RSUs vesting immediately upon the Company entering into one or more contracts for the binding supply of at least 10,000 smart carts.

d.	On February 12, 2025, the Company and minority shareholders of Cust2Mate Ltd. entered into a share purchase agreement pursuant to which the Company exercised a Call Option and acquired 66,194 ordinary shares of Cust2Mate, together constituting 19.81% of the issued and outstanding shares of Cust2Mate for the aggregate purchase price of $1,850. After the acquisition of the 66,194 shares in Cust2Mate, the Company holds a total of 322,743 shares of Cust2Mate, constituting 96.58% of Cust2Mate’s issued and outstanding share capital.

c.	During the period between January 1, 2025, through to March 31, 2025, the Company issued 528,508 ordinary shares in respect of 528,508 exercised warrants.